EQUITY ISSUANCES AND REPURCHASES	12 Months Ended
Dec. 31, 2016
Partners' Capital Notes [Abstract]
EQUITY ISSUANCES AND REPURCHASES
EQUITY ISSUANCES AND REPURCHASES

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2016, 2015 and 2014:

(in units)	Common Units	Subordinated Units	GP Units
December 31, 2013 and 2014	45,663,096	15,949,831	1,257,408
December 2015 common unit repurchase program	(496,000)	—	—
December 31, 2015	45,167,096	15,949,831	1,257,408
January 2016 common unit repurchase program	(38,000)	—	—
June 2016 conversion of subordinated units	15,949,831	(15,949,831)	—
October 2016 IDR reset	2,994,364	—	61,109
December 31, 2016	64,073,291	—	1,318,517

In June 2016, our board of directors determined that the conditions precedent for the expiration of the subordination period set forth in the definition of “Subordination Period” contained in the Partnership Agreement were satisfied, and on June 30, 2016, all 15,949,831 subordinated units (all of which were held by Golar) were converted into common units on a one-for-one basis.

In December 2015, our Board of Directors approved a program to repurchase up to $25.0 million of our outstanding common units in the open market over a two year period. As of December 31, 2016, we had repurchased a total of 534,000 units under the common unit repurchase program for an aggregate cost of $6.5 million. In accordance with the provisions of the Partnership agreement, all common units repurchased are deemed canceled and not outstanding, with immediate effect.

Exchange of Incentive Distribution Rights

On October 19, 2016 (the “IDR Exchange Closing Date”), pursuant to the terms of an Exchange Agreement (the “Exchange Agreement”), dated as of October 13, 2016, by and between the Partnership, Golar and our General Partner, Golar and our General Partner exchanged all of their incentive distribution rights in the Partnership (“Old IDRs”) for (i) the issuance by us on the IDR Exchange Closing Date of a new class of incentive distribution rights in the Partnership (“New IDRs”), (ii) an aggregate of 2,994,364 additional common units and an aggregate of 61,109 additional general partner units and (iii) the issuance in the future of an aggregate of up to 748,592 additional common units and up to 15,278 additional general partner units (collectively, the “Earn-Out Units”) that may be issued subject to certain conditions described below.

On the IDR Exchange Closing Date (i) the Old IDRs were exchanged by Golar and the General Partner and cancelled by us, (ii) 100% of the New IDRs were issued to the General Partner and Golar, (iii) 2,425,435 and 568,929 additional common units were issued to the General Partner and Golar, respectively, and (iv) 61,109 general partner units were issued to the General Partner.

We will issue 50% of the Earn-Out Units if we pay a distribution of available cash from operating surplus pursuant to the terms of our Second Amended and Restated Partnership Agreement, on each of the outstanding common units equal to or greater than $0.5775 per common unit in respect of each of the quarterly periods ended December 31, 2016, March 31, 2017, June 30, 2017 and September 30, 2017. We will issue the remaining 50% of the Earn-Out Units if we have issued the first 50% of the Earn-Out Units and we pay a distribution of available cash from operating surplus on each of the outstanding common units equal to or greater than $0.5775 per common unit in respect of each of the quarterly periods ended December 31, 2017, March 31, 2018, June 30, 2018 and September 30, 2018. The new IDRs result in the minimum distribution level increasing from $0.3850 per common unit to $0.5775 per common unit. The fair value of the Old IDRs is not materially different to the fair value of all of the newly issued instruments.

In relation to our IDR reset transaction we accounted for this as a modification of the Old IDRs and determined that the earn out units met the definition of a derivative. Accordingly, the overall effect of the transaction was (i) reclassification of the initial fair value of the derivative from equity to current liabilities of $15.0 million; (ii) reallocation between unitholders within equity due to the recognition of the incremental fair value of the modification and fair values of newly issued instruments and resulting deemed distribution.